SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Events After Reporting Period [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
(a)Distribution
On February 1, 2024 the Board of Directors declared a quarterly distribution in the amount of $0.0625 per exchangeable share, payable on March 28, 2024 to shareholders of record as at the close of business on February 29, 2024.